Loans and advances to credit institutions (Tables)	12 Months Ended
Dec. 31, 2020
Loans and advances - Credit institutions
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Classification:
Other financial assets at fair value through profit or loss	54,138	59,512
Financial assets at amortized cost	36,895	64,371
	91,033	123,883
Type:
Reciprocal accounts	14,597	11,610
Time deposits	29	10
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	14,300	27,954
Reverse repurchase agreements	54,138	59,512
Other accounts	7,969	24,797
	91,033	123,883
Currency:
Peso	73,268	94,084
USD	17,429	29,620
Other currencies	336	179
	91,033	123,883